Provision for (Benefit from) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current
Federal			$ 4,205	$ 446	$ 122
State			1,894	941	278
Total Current Income Tax Expense Benefit			6,099	1,387	400
Deferred
Federal			933	4,220
State			(444)	(59)
Total Deferred Income Tax Expense Benefit			489	4,161
Less: Valuation allowance				(11,295)
Net Deferred Income Tax Expense Benefit	146	(332)	489	(7,134)
Provision for (benefit from) income taxes	$ 1,474	$ 971	$ 6,588	$ (5,747)	$ 400